Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years	8 years 1 month	8 years 4 months
Nonvested
Options
Outstanding non-vested stock options - beginning of year (in shares)	134,809	76,881	36,539
Grants in period (shares)	218,223	92,041	60,791
Vested (in shares)	(57,048)	(29,768)	(16,101)
Forfeited / expired (in shares)	0	(4,345)	(4,348)
Outstanding non-vested stock options - end of year (in shares)	295,984	134,809	76,881
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 13.30	$ 21.47	$ 32.20
Granted (in dollars per share)	8.00	9.76	17.84
Vested (in dollars per share)	15.54	23.56	33.10
Forfeited / expired (in dollars per share)	0.00	12.45	17.84
Outstanding non-vested stock options - end of year (in dollars per share)	$ 8.96	$ 13.30	$ 21.47